Stock-Based Compensation - Additional Information (Detail)		12 Months Ended
	Apr. 01, 2013	Mar. 31, 2018 JPY (¥) Point	Mar. 31, 2017 JPY (¥)	Mar. 31, 2016 JPY (¥)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cash received from the exercise of stock options		¥ 656,000,000	¥ 81,000,000	¥ 822,000,000
Unrecognized compensation costs		¥ 0
Stock split implemented	10
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average vesting period		1 year 11 months 1 day
Weighted average exercise period		9 years 11 months 1 day
Total intrinsic value of options exercised		¥ 118,000,000	6,000,000	39,000,000
Stock-based compensation costs recognized		¥ 0	0	0
Stock Compensation Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Points granted | Point		349,410
Points settled for individuals retired | Point		474,633
Points outstanding | Point		1,451,485
Stock-based compensation costs recognized		¥ 701,000,000	¥ 611,000,000	¥ 646,000,000